Share capital, share premium and transaction costs on new equity instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure In Tabular Form Of Share Capital Including Premium [Abstract]
Summary of Movement of Share Capital and Share Premium
Movement of share capital and share premium are as follows:

		For the six-months ended June 30, 2022 and 2021
	Notes	Shares	Price per share (in €)	Share Capital (in €‘000)	Share Premium (in €‘000)
As at January 1, 2021		100	1.00	1	36,947
Transaction costs		—	—	—	(532)
As at June 30, 2021		100	1.00	1	36,415
As at January 1, 2022		100	1.00	1	61,888

Immediately prior to the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	2	101,933
E8 Special Fee Arrangement March 16, 2022		22	1.00	22	—
As at March 16, 2022 immediately prior to the closing of the SPAC Transaction		124	1.00	124	163,821

Resulting from the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Elimination old shares March 16, 2022	4	(124)	1.00	(124)	—
Share Capital increase on conversion March 16, 2022	4	235,935,061	0.12	28,311	(28,312)
Share Capital Spartan March 16, 2022		14,907,582	0.12	1,789	86,401
Share Capital for PIPE March 16, 2022	4	12,500,000	0.12	1,500	111,873
Share Capital for PIPE March 22, 2022	4	2,500,000	0.12	300	22,375

Other equity movements in the six months ended June 30, 2022
Private warrants exercise April 15, 2022	15	1,334,949	0.12	160	13,694
As at June 30, 2022		267,177,592	0.12	32,061	369,851